FIDELITY VIP PLUS

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

ANNUAL REPORT

DECEMBER 31, 2010

This is a copy of the annual report of the separate account in which your Monarch Life Insurance Company variable annuity contract invests. We take pride in our continued commitment to provide prompt, courteous service to our contract owners. For inquiries regarding your contract, please call our Annuity Service Center at 1-800-654-0050.

The investment results presented in this report are historical and are no indication of future performance.

Report of Independent Registered Public Accounting Firm

To the Receiver of Monarch Life Insurance Company

and Contract Owners of Monarch Life Insurance Company of Separate Account VA1:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the investment divisions constituting the Separate Account VA1 of Monarch Life Insurance Company at December 31, 2010 and 2009, and the results of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

March 23, 2011

PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT 06103-3404

T: (860) 241 7000, F: (860) 241 7590, www.pwc.com/us

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

STATEMENT OF NET ASSETS AT DECEMBER 31, 2010

	Cost	Shares	Market Value
ASSETS
Investment in Variable Insurance Products Fund and Fund V:
Money Market Portfolio	$54,031	54,031	$54,031
Investment Grade Bond Portfolio	42,157	3,288	42,184
Equity-Income Portfolio	58,379	2,704	51,435
Growth Portfolio	47,512	1,617	59,957
Overseas Portfolio	45,207	2,732	45,815

Total Invested Assets	$247,286		253,422

Net Assets			$253,422

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

STATEMENT OF NET ASSETS AT DECEMBER 31, 2010

	Cost	Shares	Market Value
ASSETS
Investment in Variable Insurance Products Fund and Fund V:
Money Market Portfolio	$121,164	121,164	$121,164
Investment Grade Bond Portfolio	40,624	3,167	39,524
Equity-Income Portfolio	295,079	13,267	223,018
Growth Portfolio	47,708	1,624	48,771
Asset Manager Portfolio	23,342	1,739	22,618
Overseas Portfolio	59,814	3,553	53,475

Total Invested Assets	$587,731		508,570

Receivable from Monarch Life Insurance Company			1

Net Assets			$508,571

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

	Total	Money Market Division	Investment Grade Bond Division	Equity- Income Division	Growth Division	Asset Manager Division	Overseas Division
Investment Income:
Dividends	$3,387	$157	$1,494	$979	$148	$17	592
Expenses:
Risk Charges and Administrative Expenses	(4,468)	(909)	(414)	(2,017)	(515)	(135)	(478)

Net Investment Income (Loss)	(1,081)	(752)	1,080	(1,038)	(367)	(118)	114

Gains and (Losses) on Investments:
Net Realized Losses	(45,624)	—	(2)	(42,269)	(6)	(276)	(3,071)
Net Unrealized Gains	85,304	—	1,128	65,114	11,383	730	6,949
Capital Gain Distributions	747	34	455	—	177	—	81

Net Gains	40,427	34	1,581	22,845	11,554	454	3,959

Net Increase (Decrease) in Net Assets
Resulting from Operations	39,346	(718)	2,661	21,807	11,187	336	4,073

Transfers Due to Terminations	(294,495)	(66,415)	—	(193,393)	—	(22,955)	(11,732)

Net Decrease in Net Assets
Resulting from Principal Transactions	(294,495)	(66,415)	—	(193,393)	—	(22,955)	(11,732)

Total Increase (Decrease) in Net Assets	(255,149)	(67,133)	2,661	(171,586)	11,187	(22,619)	(7,659)
Net Assets - Beginning of Year	508,571	121,164	39,523	223,021	48,770	22,619	53,474

Net Assets - End of Year	$253,422	$54,031	$42,184	$51,435	$59,957	$—	$45,815

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

	Total	Money Market Division	Investment Grade Bond Division	Equity- Income Division	Growth Division	Asset Manager Division	Overseas Division
Investment Income:
Dividends	$10,216	$873	$3,227	$4,428	$191	$484	$1,013
Expenses:
Risk Charges and Administrative Expenses	(4,513)	(1,215)	(372)	(1,865)	(413)	(197)	(451)

Net Investment Income (Loss)	5,703	(342)	2,855	2,563	(222)	287	562

Gains and (Losses) on Investments:
Net Realized Losses	(1,609)	—	(30)	(1,296)	(109)	(6)	(168)
Net Unrealized Gains	76,341	—	2,055	48,760	10,668	4,609	10,249
Capital Gain Distributions	365	—	147	—	37	34	147

Net Gains	75,097	—	2,172	47,464	10,596	4,637	10,228

Net Increase (Decrease) in Net Assets
Resulting from Operations	80,800	(342)	5,027	50,027	10,374	4,924	10,790

Transfers Due to Terminations	(14)	—	(1)	(9)	(2)	1	(3)

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	(14)	—	(1)	(9)	(2)	1	(3)

Total Increase (Decrease) in Net Assets	80,786	(342)	5,026	50,018	10,372	4,925	10,787
Net Assets - Beginning of Year	427,785	121,506	34,497	173,003	38,398	17,694	42,687

Net Assets - End of Year	$508,571	$121,164	$39,523	$223,021	$48,770	$22,619	$53,474

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Monarch Life Insurance Company Separate Account VA1 (the Account), is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as, The Fidelity Variable Account II of Monarch Life Insurance Company, a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act) and is currently comprised of five investment divisions. Three investment divisions of the Account are invested solely in the shares of three corresponding portfolios of the Variable Insurance Products Fund and the remaining two investment divisions are invested solely in the shares of two corresponding portfolios of the Variable Insurance Products Fund V (the Funds), both are open-end management investment companies registered under the 1940 Act. The Funds’ investment advisor is Fidelity Management & Research Company.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life’s surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended, revoked or not renewed Monarch Life’s certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales.

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance policies, variable life insurance policies, and annuity contracts. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life and Regal Re. The Account cannot be charged with liabilities arising out of any other business of Monarch Life or Regal Re and is held for the exclusive benefit of the contract owners participating in the Account.

Monarch Life eliminated the Asset Manager Division from the Account during September 2010.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

NOTES TO FINANCIAL STATEMENTS

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES (continued)

INVESTMENTS: The investments in shares of the Funds are stated at market value, which is the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividend income and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded by the Account on the ex-dividend date.

FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life, which is taxed as a life insurance company. Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

ACCOUNTING STANDARDS CODIFICATION: In June 2009, the Financial Accounting Standards Board (FASB) approved the FASB Accounting Standards Codification (ASC), or Codification. Codification creates a single source of authoritative nongovernmental generally accepted accounting principles in the United States of America.

SUBSEQUENT EVENTS: In May 2009, the FASB amended ASC 855, “Subsequent Events”. ASC 855, as amended, establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The standard also includes new required disclosure of the date through which an entity has evaluated subsequent events.

As of March 23, 2011, the date in which the financial statements were issued, management has determined that no subsequent events have occurred following the balance sheet date of December 31, 2010, which require recognition or disclosure in the financial statements.

FAIR VALUE MEASUREMENT: At December 31, 2010 and December 31, 2009, all the Accounts recurring fair value measurements, which consist solely of mutual funds, represent Level 1 fair value measurements, which, as defined in ASC 820, “Fair Value Measurements and Disclosures”, are quoted prices in ac tive markets for identical securities.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds by the Account for the year ended December 31, 2010 are shown below:

	Purchases	Sales
Money Market Portfolio	$191	$67,325
Investment Grade Bond Portfolio	1,950	414
Equity Income Portfolio	979	195,409
Growth Portfolio	325	515
Asset Manager Portfolio	18	23,084
Overseas Portfolio	673	12,210

Totals	$4,135	$298,957

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

NOTES TO FINANCIAL STATEMENTS

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.0% (0.85% for mortality and expense risks and 0.15% for administrative charges) of the daily net assets of the Account.

NOTE 5-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2010 are shown below:

	Issued	Redeemed	Net Decrease
Money Market Division	—	3,727	(3,727)
Investment Grade Bond Division	—	—	—
Equity Income Division	—	4,325	(4,325)
Growth Division	—	—	—
Asset Manager Division	—	668	(668)
Overseas Division	—	606	(606)

NOTE 6-CONTRACT CHARGES

An annual contract maintenance charge of $30 may be assessed annually by Monarch Life during a contract’s accumulation period.

Premium tax may be assessed to a contract. Premium taxes (if any) vary from state to state, are primarily calculated on premium amounts, and range from 0.5% to 3.0%.

Withdrawal charges may be assessed to a contract if withdrawals are made in excess of certain amounts or are made in certain years. Withdrawal charges (if any) range from 1% to 5% of the amount withdrawn and the cumulative total of all withdrawal charges is guaranteed never to exceed 5% of a contract’s total purchase payments.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

NOTES TO FINANCIAL STATEMENTS

NOTE 7-CONTRACT OWNERS’ ACCUMULATION VALUES

Contract owners’ accumulation values for 2010, 2009, 2008, 2007, and 2006 consist of the following:

	At December 31,			For the year ended December 31,
	Accumulation Units	Accumulation Unit Value	Accumulation Value	Investment Income Ratio*	Expenses as a % of Average Accumulation Value**	Total Return***
2010
Money Market Division	3,041	$17.77	$54,031	0.18%	1.00%	(0.73)%
Investment Grade Bond Division	1,371	30.77	42,185	3.60%	1.00%	6.73%
Equity Income Division	1,097	46.90	51,432	0.50%	1.00%	14.00%
Growth Division	1,434	41.82	59,959	0.29%	1.00%	22.96%
Overseas Division	1,972	23.24	45,815	1.26%	1.00%	12.00%

2009
Money Market Division	6,768	$17.90	$121,164	0.72%	1.00%	(0.28)%
Investment Grade Bond Division	1,371	28.83	39,523	8.63%	1.00%	14.59%
Equity Income Division	5,421	41.14	223,021	2.37%	1.00%	28.93%
Growth Division	1,434	34.01	48,770	0.46%	1.00%	27.00%
Asset Manager Division	668	33.87	22,619	2.45%	1.00%	27.81%
Overseas Division	2,577	20.75	53,474	2.24%	1.00%	25.30%

2008
Money Market Division	6,768	$17.95	$121,507	2.97%	1.00%	1.99%
Investment Grade Bond Division	1,371	25.16	34,497	4.10%	1.00%	(4.23)%
Equity Income Division	5,421	31.91	172,999	2.60%	1.00%	(43.23)%
Growth Division	1,434	26.78	38,399	0.85%	1.00%	(47.70)%
Asset Manager Division	668	26.50	17,694	2.05%	1.00%	(29.43)%
Overseas Division	2,577	16.56	42,687	2.41%	1.00%	(44.37)%

2007
Money Market Division	6,768	$17.60	$119,125	5.07%	1.00%	4.14%
Investment Grade Bond Division	1,371	26.27	36,014	4.13%	1.00%	3.30%
Equity Income Division	5,421	56.21	304,715	1.83%	1.00%	0.52%
Growth Division	1,434	51.20	73,413	0.80%	1.00%	25.71%
Asset Manager Division	972	37.55	36,501	6.07%	1.00%	14.34%
Overseas Division	3,038	29.77	90,430	3.28%	1.00%	16.15%

2006
Money Market Division	6,768	$16.90	$114,359	4.76%	1.00%	3.87%
Investment Grade Bond Division	1,371	25.43	34,863	4.25%	1.00%	3.33%
Equity Income Division	5,421	55.92	303,155	2.83%	1.00%	19.00%
Growth Division	1,434	40.73	58,406	0.44%	1.00%	5.79%
Asset Manager Division	972	32.84	31,921	2.80%	1.00%	6.24%
Overseas Division	3,038	25.63	77,864	0.84%	1.00%	16.87%

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

NOTES TO FINANCIAL STATEMENTS

NOTE 7-CONTRACT OWNERS ACCUMULATION VALUES (Continued)

*These ratios represent dividends received by the Account’s divisions from the underlying investments, divided by the respective division’s average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions to the Account’s unit values. The recognition of investment income by the Account’s divisions is affected by the timing of the declaration of dividends by the underlying investments.

**These ratios represent the expenses of the Account (consisting primarily of mortality and expense risk charges) which result in a direct reduction to the Account’s unit values. Expenses of the underlying investments and any charges made directly to a contract (through the redemption of units) are excluded.

***These ratios represent the total return of the Account’s divisions. The ratios include changes in the values of the underlying investments and deductions for items included in the expense ratios. The ratios do not include any contract charges; inclusion of these amounts in the calculations would result in reductions in the ratios.

NOTE 8-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.

NOTE 9-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

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